Note 18 - Income Taxes - Reconciliations Between the Statutory Federal Income Tax Rate and the Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Benefit at statutory rate, amount	$ (2,508,264)	$ (7,835,163)	$ (10,322,016)
Benefit at statutory rate, percent	(34.00%)	(34.00%)	(34.00%)
Adjustments to valuation allowance, amount	$ 2,354,656	$ 8,212,163	$ 11,046,650
Adjustments to valuation allowance, percent	31.90%	35.70%	36.40%
Adjustments to R&D credit carryforwards, amount	$ (239,049)	$ (612,087)	$ (340,886)
Adjustments to R&D credit carryforwards, percent	(3.20%)	(2.70%)	(1.10%)
Disqualified debt interest, amount	$ 188,060	$ 438,007
Disqualified debt interest, percent	2.50%	1.90%	0.00%
Permanent items and other, amount	$ 204,597	$ (202,920)	$ (383,748)
Permanent items and other, percent	2.80%	(0.90%)	(1.30%)
Benefit per financial statements, amount